Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Declaration of Quarterly Dividend Payments
On January 11, 2016, the Ally Board of Directors declared a quarterly dividend payment on certain outstanding preferred stock. This included a cash dividend of $0.53 per share, or a total of $15 million, on Fixed Rate/Floating Rate Perpetual Preferred Stock, Series A. The dividend was paid on February 16, 2016.
Realignment of Operating Segments
As a result of a change in how management views and operates our business, during the first quarter of 2016, we made changes in the composition of our operating segments. Financial information related to our Corporate Finance business will be presented as a separate reportable segment. Currently, all such activity is disclosed in Corporate and Other. Additionally, only the activity of our ongoing bulk acquisitions of mortgage loans and other originations and refinancing will be presented in Mortgage operations. The activity related to the management of our legacy mortgage portfolio will be disclosed in Corporate and Other. Our other operating segments, Automotive Finance operations and Insurance operations, remain unchanged.
Our segment results will be reported under this new structure beginning in the first quarter of 2016, and results from prior periods will be reported in a manner consistent with the new structure.